Financing Charges	12 Months Ended
Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Financing Charges	FINANCING CHARGES

Year ended December 31 (millions of dollars)	2023	2022
Interest on long-term debt	575	499
Interest on short-term notes	44	27
Interest on regulatory accounts	15	8
Realized gain on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(2)	(3)
Other	12	14
Less: Interest capitalized on construction and development in progress	(71)	(63)
Interest earned on cash and cash equivalents	(11)	(6)
Deferred Tax Asset (DTA) carrying charges	—	2
	562	478